Cost of Sales - Disclosure of cost of sales (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Analysis of income and expense [abstract]
Production costs	R 20,324	R 15,084	R 15,042
Amortisation and depreciation of mining assets	3,961	2,468	2,441
Amortisation and depreciation of assets other than mining assets	93	102	78
Rehabilitation expenditure	33	67	23
Care and maintenance costs of restructured shafts	134	128	109
Employment termination and restructuring costs	242	208	74
Share-based payments	155	244	391
Impairment of assets	3,898	5,336	1,718
Other	29	(41)	(7)
Total cost of sales	R 28,869	R 23,596	R 19,869